Legal matters	12 Months Ended
Mar. 31, 2022
Legal Matters [Abstract]
Legal matters
52.
Legal matters
(a)
Dispute with Southern Power Distribution Company of Andhra Pradesh Limited

Certain subsidiaries companies (AP entities) have entered into long-term PPAs having a cumulative capacity of 777 MWs (wind and solar energy projects) with Southern Power Distribution Company of Andhra Pradesh Limited i.e. the distribution company of Andhra Pradesh (APDISCOM). These PPAs have a fixed rate per unit of electricity for the 25-year term. With regard to aforementioned PPAs, certain litigations as described below are currently underway:

a.
In terms of the Generation Based Incentive (GBI) scheme of the Ministry of Renewable Energy (MNRE), the AP entities accrue income based on units of power supplied under the aforementioned PPAs. Andhra Pradesh Electricity Regulatory Commission (APERC) vide its order in July 2018 allowed APDISCOMS to interpret the Andhra Pradesh Electricity Regulatory Commission (Terms and Conditions for Tariff Determination for Wind Power Projects) Regulations, 2015 (Regulations) in a manner to treat GBI as a pass through in the tariff.

The AP entities filed writ petition before the Andhra Pradesh High Court (AP High Court) challenging the vires of the regulation and the order by APERC and were granted an interim stay order in August 2018. As at March 31, 2022 and 2021, the cumulative amount recoverable from the APDISCOM pertaining to period from February 2017 till July 2018, included in trade receivables amounts to INR 1,004 million. The AP entities have filed an interim application in AP High Court seeking payment of amount wrongfully deducted by the APDISCOM

The management basis legal opinion obtained by it, believes that the GBI benefit is over and above the applicable tariffs and the APERC does not have jurisdiction to interfere with the intent of GBI scheme and therefore the outstanding amount is recoverable and hence no adjustment has been made in the consolidated financial statements in this regard.

b.
The Government of Andhra Pradesh (GoAP) issued an order (GO) dated July 1, 2019 constituting a High-Level Negotiation Committee (HLNC) for review and negotiation of tariff for wind and solar energy projects in the state of Andhra Pradesh. Pursuant to the GO, APDISCOM issued letters dated July 11, 2019 and July 12, 2019 to the AP entities, requesting for revision of tariffs entered into in PPAs. The AP entities filed a writ petition on July 23, 2019 before the AP High Court challenging the GO and the said letters issued by APDISCOM for renegotiation of tariffs. The AP High Court issued its order dated September 24, 2019 enumerating the following:
i.
Writ petition is allowed, and both GO and the subsequent letters are set aside.
ii.
Further, APDISCOM were instructed to honour pending and future bills and pay the same at the interim rate of INR 2.43 per unit till determination of O.P. No. 17 of 2018 pending before APERC
iii.
APERC to dispose-off the case within a time frame of six months.

The AP Entities have filed a Writ Appeal before the division bench of the AP High Court challenging the jurisdiction of APERC in entertaining Original Petition (O.P.) No. 17 of 2018. Parallelly, the AP Entities have filed another Writ Appeal before the division bench of the AP High Court challenging AP High Court’s direction to the APDISCOM to pay tariff at interim rate till determination of OP No. 17 of 2018 by APERC.

Thereafter, certain power generating companies other than ReNew Group have filed petitions under Article 139 of the Constitution of India before the Supreme Court seeking transfer of the proceedings pending before the Division Bench of the High Court, and for adjudication of the same by the Supreme Court.

APDISCOM has also filed a Special Leave Petition (SLP) in the Supreme Court in October 2020 against the Judgment and order dated December 19, 2019 in I.A. No. 9 of 2019 in W.P. No. 9876 of 2019 of another power generating company in the industry, which modified the Order dated September 24, 2019, passed by Single Judge of AP High Court and directed APDISCOM to make payments at the rate mentioned in PPAs. The AP Entities through its Holding Company, ReNew Power Private Limited, has filed an impleadment application in the SLP apprehending that any order or observation of the Supreme Court may have an adverse impact on the Order dated September 24, 2019 and W.A. No. 6 of 2020 and batch pending before Division Bench of the AP High Court.

APDISCOM was directed in order dated October 1, 2021 to pay 50% amount of the outstanding invoices raised till June 30, 2021. APDISCOM did not comply with this order. Thereafter, the next appeal was heard on November 8, 2021 where APDISCOM was given three more weeks to make the said payment. In subsequent hearing held on December 8, 2021, the AP High Court noted that payments have been made upto May 2021 and APDISCOM had sought some more time for payment of the remaining amounts at the interim rate. The AP High Court had directed APDISCOM to make the payments for June 2021 by December 29, 2021 and was asked to file an affidavit with payment schedule for payments for the third and fourth quarter of 2021. The payments so directed by the AP High Court were received in December 2021. Thereafter, by its common final order dated March 15, 2022, the AP High Court allowed the appeals by AP entities and set aside the Order dated September 24, 2019, holding that APERC does not have the jurisdiction to entertain Original Petition (O.P.) No. 17 of 2018 and directing APDISCOM to pay all outstanding amounts to AP Entities within a period of 6 weeks. Thereafter, APDISCOM has filed an application before the AP High Court seeking extension of the period of 6 weeks granted for time for payment of all outstanding amounts.

AP entities have total outstanding receivables of INR 17,411 as at March 31, 2022 (March 31, 2021: INR 14,167) from sale of electricity against such PPAs [including an amount of INR 1,004 for GBI receivable as explained in part (a) to the note], which was the subject matter of dispute.

In view of the favourable order by the AP High Court and basis legal opinions obtained by the Company, management believes that it has strong merits in the case and no adjustment is required in the consolidated financial statements.

(b)
Dispute with Karnataka Electricity Regulatory Commission

Distribution companies of the state of Karnataka issued demand notices to captive users (customers of certain Group’s subsidiaries) and to the respective captive plants (hereinafter refer to as the "SPVs"), alleging that captive users had not consumed energy in proportion to their respective shareholding in the SPVs, thereby failing to maintain their Captive Status in accordance with Rule 3 of the Electricity Rules, 2005, and consequently, were liable to pay cross subsidy surcharge and differential between rate of electricity tax applicable on the energy consumed in the entire year.

SPVs had deposited a sum of INR 114 (March 31, 2021: INR 114) under protest against the demand raised by distribution companies amounting INR 298 (March 31, 2021: INR 298) in relation to the demand notices up to financial year ended March 31, 2018. Thereafter, the SPVs had filed petitions before the Karnataka Electricity Regulatory Commission (KERC) contesting these demands.

KERC had granted interim relief and stayed the demand notice and disconnection by the distribution companies till final adjudication of the petitions. The amount paid under protest has been accounted for as recoverable and disclosed under head “Other current assets” in these financial statements.

Apart from above, a sum of INR 193 has been demanded by distribution companies from some of the captive users of the SPVs towards energy supplied till March 31, 2022, alleging that the captive user had not consumed energy in proportion to its respective shareholding in the SPVs. The SPVs have filed a writ petitions in July 2019 and August 2020 before the High Court of Karnataka challenging such demands and seeking their quashing. The High Court, vide Orders dated July 18, 2019, December 18, 2019, September 18, 2020 and October 6, 2020, has directed that no precipitative action shall be taken on these demand notices till final adjudication of the petitions.

The SPVs, based on legal advice obtained, believes that there are merits in its position and that the demand raised by distribution companies would be rescinded by relevant legal authorities and hence no adjustment has been made in the consolidated financial statements in this regard.

(c)
Order of the Supreme Court of India to underground high-tension power lines

In earlier years, a petition in public interest (the “Writ Petition”) was filed before the Supreme Court of India to seek directions to save two protected species of birds in the state of Rajasthan and Gujarat (the ‘Birds’) stating that these Birds collide with overhead transmission lines and suffer injuries or die. During the current period, on April 19, 2021, the Supreme Court has ordered (the “Order”) for all existing and future power lines to be undergrounded, subject to feasibility in case of high-tension power lines. As at March 31, 2022, operational capacity in the Rajasthan and Gujarat projects likely to be affected by the Supreme Court order was 1,813.8 MW and the capacity of the under-development projects in Rajasthan and Gujarat, which are likely to be impacted by the Supreme Court order was 2,375 MW.

The Group along with other companies in the industry affected by the Order have filed applications seeking certain modification of the directions passed by the Supreme Court of India, including (i) exemption from undergrounding for existing power projects and (ii) declaration of the cost of undergrounding as a pass-through under the various power purchase agreements. Applications have also been filed by the Ministry of New and Renewable Energy and the Government of Rajasthan, seeking similar modifications. Through Order dated April 21, 2022, the Supreme Court of India has directed (i) completion of installation of bird diverters on all overhead transmission lines in the Priority Area identified by the Supreme Court by July 21, 2022 and (ii) all affected projects to approach the Technical Expert Committee appointed by it to seek any exemption from undergrounding and to approach the Supreme Court thereafter in case of any grievance from the decision of the committee. The matter is pending.

Further, management, basis legal opinion obtained by it believes that the additional cost that will be incurred by the Group shall be recovered from customers under respective PPAs through provisions relating to change in law and force majeure and hence no material financial implication is likely to devolve on the Group.